Note 2 - Cash and Balances Due From Banks (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Cash, Cash Equivalents and Investments [Table Text Block]
	20 1 7	20 16

Cash on Hand and Cash Items	$9,746,132	$8,509,530
Noninterest-Bearing Deposits with Other Banks	13,399,004	20,312,574

	$23,145,136	$28,822,104